Summary of Significant Accounting Policies (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Summary of Significant Accounting Policies (Textual)
Basic and fully diluted common shares outstanding	518,500,000	115,600,915